Dividends - Summary of Franking Credits (Detail) - BHP Billiton Limited [Member] - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of dividends [Line Items]
Franking credits	$ 10,400	$ 10,155	$ 9,640
Franking credits arising from the payment of current tax	1,330	1,239	81
Total franking credits available	$ 11,730	$ 11,394	$ 9,721